Net (Loss) Income Per Share and Pro Forma Net Income Per Share - Schedule of Basic and Diluted Net Income Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 27, 2020	Jun. 28, 2020	Mar. 29, 2020	Sep. 29, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 27, 2020	Sep. 29, 2019	Dec. 29, 2019	Dec. 30, 2018	Dec. 31, 2017
Numerator:
Net (loss) income	$ 1,662			$ 823			$ 9,531	$ 7,636	$ 3,312	$ 5,629	$ (2,145)
Less: Net (loss) income attributable to noncontrolling interests	(15)	$ (28)	$ (11)	(6)	$ (11)	$ 967	(54)	950	927	(168)	(225)
Net (loss) income attributable to Vital Farms, Inc. common stockholders' - basic and diluted	$ 1,677	$ 5,964	$ 1,945	$ 829	$ 2,799	$ 3,058	$ 9,585	$ 6,686	$ 2,385	$ 5,797	$ (1,920)
Weighted average common shares outstanding:
Weighted average common shares outstanding - basic	34,044,994			25,929,923			28,664,914	26,197,567	25,897,223	25,809,665	25,795,865
Weighted average effect of potentially dilutive securities:
Effect of potentially dilutive stock options	5,066,024			3,171,785			4,482,401	2,405,387	1,826,084	1,135,883
Effect of potentially dilutive common stock warrants				177,822			128,587	163,677	154,832	120,170
Effect of potentially dilutive redeemable convertible preferred stock				8,192,876				8,192,876	8,192,876	8,192,876
Weighted average common shares outstanding - diluted	39,111,018			37,472,406			33,275,902	36,959,507	36,071,015	35,258,594	25,795,865
Net (loss) income per share attributable to Vital Farms, Inc. common stockholders
Basic:	$ 0.05			$ 0.03			$ 0.33	$ 0.26	$ 0.09	$ 0.22	$ (0.07)
Diluted:	$ 0.04			$ 0.02			$ 0.29	$ 0.18	$ 0.07	$ 0.16	$ (0.07)